EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year	$ 2,065	$ 1,480
Acquisitions through business combinations	0	461
Additions	464	134
Dispositions	(354)	0
Share of net income	132	165	$ 13
Share of other comprehensive income (loss)	1	2
Distributions received	(172)	(167)
Foreign currency translation	18	(10)
Balance at end of period	2,154	$ 2,065	$ 1,480
Technology Services
Disclosure Of Associates And Joint Ventures [Line Items]
Additions	228
Graphite Electrode
Disclosure Of Associates And Joint Ventures [Line Items]
Dispositions	$ 338